BUSINESS COMBINATION (Acquisition of Yinlong, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 15, 2014	Dec. 01, 2013	Dec. 31, 2013	Sep. 30, 2012	May 31, 2014	May 14, 2014
Business Acquisition [Line Items]
Net revenues	$ 332,324	$ 196,702	$ 91,768
Net losses	76,738	1,856	(9,430)
Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	6 years 8 months 12 days
Yinlong [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired					36.10%
Percentage of equity interest accumulated in aggregate					55.00%
Fixed cash consideration					2,664
Share consideration, fair value of shares					3,803
Net revenues
Net losses						314
Equity interest held by non-controlling shareholders								45.00%	45.00%
Cash consideration for acquiring non-controlling interest				312
Share consideration for acquiring non-controlling interest, number of common shares				30,400,835
Share consideration for acquiring non-controlling interest, fair value of common shares				62,200
Additional variable share consideration, maximum	7,600,208
Yinlong [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Assumed discount rate					24.50%
Control premium					3.60%
Yinlong [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount					2,118
Identified intangible assets, estimated useful life					5 years
Yinlong [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares					1,409,666
Share consideration, fair value of shares					3,803
Yinlong [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired in cost method investee							18.90%
Cash consideration							1,712
Equity interest remeasurement gain recognized		$ 942
Yinlong [Member] | Equity Method Investments [Member]
Business Acquisition [Line Items]
Assumed discount rate					24.50%
Long-term sustainable growth rate					3.00%